Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2011
Deferred tax assets
Allowance for doubtful accounts, Total	$ 1,496		$ 2,183
Allowance for doubtful accounts, Current	1,496		2,183
Compensation and benefit related accruals, Total	45,784		42,302
Compensation and benefit related accruals, Current	38,254		35,831
Compensation and benefit related accruals, Non-Current	7,530		6,471
Malpractice insurance, Total	17,005		14,409
Malpractice insurance, Current	5,003		3,762
Malpractice insurance, Non-Current	12,002		10,647
Restructuring reserve, Total	679		1,988
Restructuring reserve, Current	679		1,988
Net operating loss carryforwards, Total	24,543		26,941
Net operating loss carryforwards, Current	777		853
Net operating loss carryforwards, Non-Current	23,766		26,088
Other, Total	1,025		2,475
Other, Current	996		2,117
Other, Non-Current	29		358
Stock options, Total	4,089		1,927
Stock options, Non-Current	4,089		1,927
Excess capital loss, Total			270
Excess capital loss, Non-Current			270
Uncertain tax positions, Total	2,661		3,096
Uncertain tax positions, Non-Current	2,661		3,096
Total deferred tax assets, Total	97,282		95,591
Total deferred tax assets, Current	47,205		46,734
Total deferred tax assets, Non-Current	50,077		48,857
Deferred tax liabilities
Deferred income, Total	(33,188)		(31,660)
Deferred income, Current	(26,253)		(24,698)
Deferred income, Non-Current	(6,935)		(6,962)
Other, Total	(1,311)		(2,048)
Other, Current	(118)		(356)
Other, Non-Current	(1,193)		(1,692)
Depreciation and amortization, Total	(121,075)		(109,873)
Depreciation and amortization, Non-Current	(121,075)		(109,873)
Total deferred tax liabilities, Total	(155,574)		(143,581)
Total deferred tax liabilities, Current	(26,371)		(25,054)
Total deferred tax liabilities, Non-Current	(129,203)		(118,527)
Net deferred taxes before valuation allowance, Total	(58,292)		(47,990)
Net deferred taxes before valuation allowance, Current	20,834		21,680
Net deferred taxes before valuation allowance, Non-Current	(79,126)		(69,670)
Valuation allowance, Total	(13,341)		(15,733)
Valuation allowance, Current	(2,957)		(3,375)
Valuation allowance, Non-Current	(10,384)		(12,358)
Net deferred taxes, Total	(71,633)		(63,723)
Net deferred taxes, Current	17,877	14,850	18,305
Net deferred taxes, Non-Current	$ (89,510)	$ (89,676)	$ (82,028)
Additional information related to valuation allowance
Period of review for assessment of deferred tax assets	3 years